Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid professional service fees		$ 14,476	$ 14,955
Other receivables	[1]	4,961	297,349
Others	[2]	123,828	103,421
Prepaid expenses and other current assets		$ 143,265	$ 415,725

[1]	Other receivables mainly consist of other receivables from third parties and advances to employees.
[2]	Others mainly consist of deductible value-added tax.